Financial instruments - Schedule of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Cash	$ 54,471	$ 83,790	$ 79,145
Restricted cash	470	448
Amounts receivable	18,313	22,172
Accounts payable and accrued liabilities	26,960	19,723
Total debt	$ 40,000	$ 15,000